AVAILABLE-FOR-SALE INVESTMENT - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest	Feb. 28, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest	Feb. 28, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest Available-for-sale Securities	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest Available-for-sale Securities	Sep. 30, 2010 Beijing Viatt Information Technology Co Ltd loan carried a 12% annual interest rate	Sep. 30, 2010 Beijing Viatt Information Technology Co Ltd loan carried a 12% annual interest rate Available-for-sale Securities	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd loan carried a 12% annual interest rate Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Investment principal amount					$ 440			$ 221
Interest rate						8.00%			12.00%
Maturity term						2 years
Convertible equity interest percentage						20.00%
Interest income	2,295	782	856				32			9
Unrecognized gains on available-for-sale investment		$ 494		$ 494